Loss Per Common Share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Schedule of Loss Per Common Share

	For the years ended December 31,
	2016	2017	2018
Net loss available to common stockholders	$(5,813)	$(5,243)	$(8,214)

Weighted average number of common shares, basic and diluted	18,277,893	18,461,455	20,894,202

Loss per common share, basic and diluted	$(0.32)	$(0.28)	$(0.39)